UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
OPERATING ACTIVITIES
Net loss		$ (160,194)		$ (176,380)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		59,937		56,146
Amortization of deferred tax benefits on intra-group transfers		0		(1,715)
Amortization of deferred charges and guarantees	[1]	(2,306)		14,037
Net loss on loss of control of Golar Power		0		12,184
Equity in net losses (earnings) of affiliates		19,100		(10,118)
Dividends received		38,513		40,166
Compensation cost related to stock options		6,196		3,193
Net foreign exchange loss		2,034		707
Impairment of long-term assets		0		1,706
Impairment of loan receivable		0		7,627
Restricted cash and short-term deposits		323		13,354
Change in assets and liabilities:
Trade accounts receivable		(1,191)		(1,822)
Inventories		(2,313)		2,021
Prepaid expenses, accrued income and other assets		(5,613)		18,833
Amounts due from/to related companies		(32,706)		12,734
Trade accounts payable		(2,376)		(28,137)
Accrued expenses and deferred income		21,030		(7,953)
Other liabilities		18,833		(3,645)
Net cash used in operating activities		(40,733)		(47,062)
INVESTING ACTIVITIES
Additions to vessels and equipment		(1,233)		(13,893)
Additions to newbuildings		0		(19,220)
Additions to assets under development		(169,542)		(129,161)
Additions to investments		(91,499)		(10,200)
Loans granted (including related parties)		0		(1,000)
Proceeds from disposals to Golar Partners		70,000		107,247
Proceeds from loss of control of Golar Power, net of cash disposed		0		113,000
Restricted cash and short-term deposits		(4,773)		9,774
Net cash (used in) provided by investing activities		(197,047)		56,547
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)		778,432		355,817
Repayments of short-term and long-term debt (including related parties)		(398,316)		(184,912)
Payment for capped call in connection with bond issuance		(31,194)		0
Financing costs paid		(1,564)		(7,395)
Cash dividends paid		(15,384)		(49,743)
Proceeds from exercise of share options		203		0
Purchase of treasury shares		0		(8,214)
Restricted cash and short-term deposits		(32,025)		(82,369)
Net cash provided by financing activities		300,152		23,184
Net increase in cash and cash equivalents		62,372		32,669
Cash and cash equivalents at beginning of period		224,190	[2]	105,235
Cash and cash equivalents at end of period		$ 286,562		$ 137,904

[1]	This includes the amortization in relation to the Golar Grand charter-back guarantee obligation.
[2]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of September 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held for use in the consolidated balance sheets. See note 2.